Revenue - (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 23		$ 25
Contract liability	52		62	$ 68
Revenue recognized	$ 46	$ 51	$ 60